Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount [Abstract]
Number of nonvested restricted shares, Granted | shares	5,950,000
Weighted average FV per ordinary share on the grant date, Granted | $ / shares	$ 2.6
Number of nonvested restricted shares, Vested | shares	5,950,000
Weighted average FV per ordinary share on the grant date, Vested | $ / shares	$ 2.6
Number of nonvested restricted shares, Ending Balance | shares
Weighted average FV per ordinary share on the grant date, Ending Balance | $ / shares